Equity - Summary of Capital Stock (Details) - MXN ($) $ in Millions	Nov. 05, 2021	Nov. 03, 2021	May 06, 2021	May 04, 2021	Nov. 05, 2020	Nov. 03, 2020	Aug. 20, 2020	May 05, 2020	Nov. 05, 2019	Nov. 01, 2019	May 07, 2019	May 03, 2019	Dec. 31, 2021	Mar. 24, 2021	Mar. 19, 2021	Dec. 31, 2020	Mar. 20, 2020	Mar. 17, 2020	Mar. 22, 2019	Mar. 14, 2019
Disclosure of classes of share capital [line items]
Number of units													3,578,226,270
Series "B"													9,246,420,270
Series "D"													8,644,711,080
Subseries "D-B"													4,322,355,540
Subseries "D-L"													4,322,355,540
Total shares													17,891,131,350			17,891,131,350
Total CUFIN balance amount													$ 262,843
Statutory reserve													$ 596			$ 596
B units.
Disclosure of classes of share capital [line items]
Number of units													1,417,048,500
Series "B"													7,085,242,500
Total shares													7,085,242,500
BD units.
Disclosure of classes of share capital [line items]
Number of units													2,161,177,770
Series "B"													2,161,177,770
Series "D"													8,644,711,080
Subseries "D-B"													4,322,355,540
Subseries "D-L"													4,322,355,540
Total shares													10,805,888,850
Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid														$ 7,687			$ 10,360		$ 9,692
Percentage of dividend paid	50.00%		50.00%		50.00%		50.00%				50.00%
Maximum reserve for share purchase	$ 17,000				$ 17,000				$ 7,000
Ordinary shares | Non-controlling interest
Disclosure of classes of share capital [line items]
Dividend approved to be paid		$ 5,588				$ 5,389				$ 3,925
Coca-Cola FEMSA | Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid															$ 10,588			$ 10,210		$ 7,437
Percentage of dividend paid		50.00%		50.00%		50.00%		50.00%	50.00%	50.00%		50.00%